SIGNIFICANT ACCOUNTING POLICIES - Performance Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Accounting Policies [Abstract]
Deferred revenue recognized	$ 268,032
Revenue remaining performance obligation	$ 2,270,365
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue remaining performance obligation expected timing of satisfaction period	24 months